Inventories - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Inventory Disclosure [Abstract]
Inventory write-down	¥ 6,666	$ 913	¥ 10,641	¥ 35,406